Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

(4) Property and Equipment

Property and equipment, net consists of the following at December 31, 2021 and 2020:

	Estimated
	Useful Life
	(in years)	2021	2020
Equipment	2-7	$2,509,126	$1,988,598
Furniture and fixtures	7	145,754	131,278
Computer equipment	5	41,898	41,898
Leasehold improvements	5	471,505	471,505
Construction-in-process	-	1,643,150	1,363,418
		4,811,433	3,996,697
Less: accumulated depreciation		(1,666,055)	(957,738)
		$3,145,378	$3,038,959

Depreciation expense was $708,317 and $666,029 for the years ended December 31, 2021 and 2020, respectively.